INVESTMENTS (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2019
Investments [Line Items]
Carrying value		$ 357		$ 277
Manuka, Inc. (Previously Artemis Therapeutics, Inc.) [Member]
Investments [Line Items]
Investments, Measurement Method	[1]	Measurement alternative		Measurement alternative
Carrying value	[1]	$ 0		$ 0
Ownership interest description	[1]	Less than 1%		Less than 1%
Arrow Ecology & Engineering Overseas (1999) [Member]
Investments [Line Items]
Investments, Measurement Method	[2]	Equity method		Equity method
Carrying value	[2]	$ 0		$ 0
Ownership interest		22.60%	[2]	22.60%	[2]	22.60%
Mesh Technologies, Inc. [Member]
Investments [Line Items]
Investments, Measurement Method	[3]	Measurement alternative		Measurement alternative
Carrying value	[3]	$ 36		$ 36
Ownership interest description	[3]	Less than 1%		Less than 1%
GreenFox Logistics LLC. [Member]
Investments [Line Items]
Investments, Measurement Method	[3]	Measurement alternative		Measurement alternative
Carrying value	[3]	$ 100		$ 100
Ownership interest description	[3]	Less than 1%		Less than 1%
SardineAI Corp. [Member]
Investments [Line Items]
Investments, Measurement Method	[3],[4]	Measurement alternative		Measurement alternative
Carrying value	[3],[4]	$ 8		$ 8
Ownership interest description	[3],[4]	Less than 1%		Less than 1%
Silver Circle One [Member]
Investments [Line Items]
Investments, Measurement Method	[3],[5]	Measurement alternative		Measurement alternative
Carrying value	[3],[5]	$ 88		$ 58
Ownership interest description	[3],[5]	Less than 1%		Less than 1%
Bring it On Games Ltd [Member]
Investments [Line Items]
Investments, Measurement Method	[3]	Measurement alternative		Measurement alternative
Carrying value	[3]	$ 50		$ 0
Ownership interest description	[3]	Less than 1%		-
Justt Fintech Ltd (previously Acrocharge Ltd) [Member]
Investments [Line Items]
Investments, Measurement Method	[3]	Measurement alternative		Measurement alternative
Carrying value	[3]	$ 50		$ 50
Ownership interest description	[3]	Less than 1%		Less than 1%
Nilus OS Ltd [Member]
Investments [Line Items]
Investments, Measurement Method	[3]	Measurement alternative		Measurement alternative
Carrying value	[3]	$ 25		$ 25
Ownership interest description	[3]	Less than 1%		Less than 1%

[1]	The market value of the Company’s investment in MNKA is $0 both as of December 31, 2025 and 2024.
[2]	The investment includes various classes of shares representing 22.6% of Arrow’s equity and shareholders loans of $4,146 which were purchased for a total amount of $1,750. The Company suspended its use of the equity method for this investment in 2023 after its investment balance was reduced to zero. In March 2026, the Company purchased from a related party additional shareholders loans for a total amount of $500. The Company has an agreement with an entity related to its main shareholder, according to which, if the value of the investment decreases, the related party entity has guaranteed to repurchase this full investment at a minimum amount of $1,750. The guarantee is effective immediately as of the date of purchase and terminates on January 1, 2027. Some Directors, managers and shareholders of Arrow are related parties of the Company.
[3]	Private, closely held company, with no active market for the investment. Therefore, the Company applies the measurement alternative and measures the investment at cost less impairment.
[4]	On January 2023, the Company sold approximately 85% of its investment for a total amount of $756.
[5]	A capital fund which aims to invest in private emerging companies with focus on consumer, commerce and technology companies. The Company committed to invest up to $100 in a collective investment fund.